Fair Values of Assets and Liabilities - Valuation Assumption Ranges for MSRs (Detail) - Mortgage Servicing Rights [Member]	12 Months Ended
Dec. 31, 2016
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	6.00%
Option adjusted spread	7.00%
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	18.00%
Option adjusted spread	10.00%
Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	10.00%
Option adjusted spread	8.00%